Leases - Operating lease costs (Details) - 12 months ended Aug. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating Lease Costs:
Fixed	¥ 523,639	$ 76,473
Short-term	6,792	992
Total	¥ 530,431	$ 77,465